Earnings Per Share	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 02, 2013
Earnings Per Share

NOTE 9—EARNINGS PER SHARE

For the three months ended May 4, 2013, options and restricted stock units of 8,246,577 and 41,713, respectively, were excluded from the calculation of diluted net loss per share because their inclusion would have been anti-dilutive due to the Company’s net loss in the period. The Company did not have any anti-dilutive securities in the three months ended April 28, 2012 because all securities granted in that period were granted by Home Holdings.

The weighted-average number of shares for the three months ended April 28, 2012 is calculated by giving effect to the capitalization of Restoration Hardware Holdings, Inc. on September 2, 2011.

NOTE 11—EARNINGS PER SHARE

On November 1, 2012, the Company acquired all of the outstanding shares of capital stock of Restoration Hardware, Inc. and Restoration Hardware, Inc. became a direct, wholly owned subsidiary of the Company. Outstanding units issued by Home Holdings under its equity compensation plan, referred to as the Team Resto Ownership Plan, were replaced with common stock of the Company at the time of its initial public offering. Restoration Hardware, Inc. was a direct, wholly owned subsidiary of Home Holdings prior to the Company’s initial public offering. As a result of these transactions, as of November 1, 2012, 32,188,891 shares of the Company’s common stock were outstanding.

On November 7, 2012, the Company completed its initial public offering. In connection with its initial public offering, the Company issued and sold 4,782,609 shares of its common stock.

The weighted-average number of shares for fiscal 2011 is calculated by giving effect to the capitalization of Restoration Hardware Holdings, Inc. on September 2, 2011, which resulted in the number of shares outstanding increasing from 100 shares to 1,000 shares.

The weighted-average number of shares for fiscal 2012 excludes 6,020,152 million shares related to stock options and other stock awards because their inclusion would have an anti-dilutive effect on earnings per share. The Company did not have any anti-dilutive securities in fiscal 2011 or fiscal 2010 because all securities granted in those periods were granted by Home Holdings.